SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2022
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION
NOTE 13:-	SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION

a.	Other current assets:

	December 31,
	2022	2021

Governmental authorities	$3,604	$3,727
Prepaid expenses	6,404	5,857
Deferred charges	4,090	1,600
Advance payments to suppliers	2,418	1,279
Other	2,767	2,144

	$19,283	$14,607

b.	Other current liabilities:
	December 31,
	2022	2021
Payroll and related employee accruals	$13,157	$11,588
Governmental authorities	8,383	988
Deferred rent income	21	617
Other	730	146

	$22,291	$13,339

c.	Other long-term liabilities:

	December 31,
	2022	2021

Long-term governmental authorities	$5,829	$-
Other	159	120

	$5,988	$120